LETTER FROM THE CHAIRMAN



Dear Shareholder:

Enclosed is your copy of the Kennebec Funds Semi-Annual report for the period ended September 30, 1995. We would like to extend a very warm welcome to all of you who have joined us as new shareholders in these initial months of the Funds' operations.

During this period the stock and credit markets have been strong and have continued with the upward trend that began near the first of the year. As of the date of this report, the Standard & Poor's 500 index, a commonly used indicator of the U.S. stock market, is up 29.77% to a near record high and the U.S. Treasury's bellwether 30 year bond yield is down to 6.50%, a drop of 1.37% from the beginning of the year.

Of course, it's easy to look back and discuss the markets' results with great insight, but it's impossible to predict where they will go from here (all I need is a copy of tomorrow's Wall Street Journal, today!). Price-to-earnings ratios are high and dividend yields are low, yet money has continued to flood into the market, helping to fuel its rise. There are many who say we are due for a major correction and, while we certainly do not dispute the possibility of such an occurrence, we do believe it is wise to take a long-term approach to the markets. We consider long-term as a minimum of five years or more. With this longer time horizon, the investor can mitigate the down periods of the market. In addition, the inherent volatility of the market can be reduced further through the use of a periodic investment plan. Investing on a regular basis such as monthly or quarterly, a process known as dollar cost averaging, can be very beneficial. Of course, the difficult part is maintaining one's discipline and continuing to invest in declining markets as well as rising ones. A periodic investment will not, of course, assure a profit or protect against a loss.

At Kennebec Funds we are focused on providing you, our shareholders, with first rate investment management and service. If there is anything we can do for you please call us at 800-524-2276.


Sincerely,

/s/ Harley K. Sefton

Harley K. Sefton
Chairman

FUND MANAGER'S UPDATE



KENNEBEC U.S. GOVERNMENT FUND

At mid-year, the economic indicators provided a mixed reading on the economy for the taxable bond markets. The markets continue to experience significant volatility within a fairly narrow yield range. The Federal Reserve lowered the Federal Funds rate 25 basis points to 5.75% on July 6. Since then, the Fed has adopted a neutral monetary policy. The fixed income markets continue to search for direction in this apparent era of moderate non-inflationary growth.

By mid-year, the Fund's sector allocation continues to be overweighted in Treasuries/Agencies, underweighted in Corporates and marketweighted in Mortgages (overweighted, underweighted, and marketweighted measures are relative to broad domestic fixed income indexes). The Fund continues to have the average maturity and duration characteristics of a 7.5-year Treasury note. The Fund's maturity and duration positions are currently neutral, and we anticipate maintaining these neutral positions given the current market conditions.

 PORTFOLIO HIGHLIGHTS AS OF SEPTEMBER 30, 1995

 Net Assets $18,629,669

 The Kennebec U.S. Government Fund's investment objective is to provide investors with as high a level of current income as is consistent with preservation of capital. The Fund pursues this objective in a consistently prudent and diverse manner. The Fund is an intermediate bond fund and will have an average maturity between 5 and 10 years. At all times the Fund will have a minimum of 65% of its assets in U.S. Government or U.S. Government Agency securities.

     SECTOR DIVERSIFICATION                 SIGNIFICANT HOLDINGS
     ----------------------                 --------------------

     [PIE CHART APPEARS HERE]         U.S. Treasury Note 7.50%, Due 5/15/2002

      Agency         Mortgage         U.S. Treasury Note 7.50%, Due 2/15/2005
        8%             26%
                                      FHLMC 8.53%, Due 2/02/2005
     Corporates      Treasury
        6%             60%            FNMA 7.50%, Due 4/01/2014

FUND MANAGER'S UPDATE


KENNEBEC CALIFORNIA TAX-FREE FUND

The California municipal bond market has experienced shorter term yields falling further than longer term yields, steepening the municipal yield curve. The municipal market continues to struggle with the uncertainty from the tax-reform debate in Washington D.C. Another important issue for municipal bonds concerns the fiscal pressure many municipalities are experiencing. Recently, Los Angeles County showed strains as it grappled with its budgetary problems concerning its public health-care system.

The Fund currently has an average maturity of approximately 17.5 years and an average duration of 10.5 years. The Fund's largest sector allocations include power, transportation, education, waste and health. In addition, approximately 53% of the Fund's current holdings are insured bonds. The Fund's maturity position is currently somewhat longer than neutral, and we anticipate maintaining the maturity and duration positions given the current market conditions.

 PORTFOLIO HIGHLIGHTS AS OF SEPTEMBER 30, 1995

 Net Assets $38,300,089

 The Kennebec California Tax-Free Fund's investment objective is to provide investors with as high a level of current income, exempt from both Federal and California state personal income taxes, as is consistent with the preservation of capital. The Fund will have an average maturity of 10 or more years. The Fund generally will not purchase bond issues subject to the Alternative Minimum Tax.

   SECTOR DIVERSIFICATION                  SIGNIFICANT HOLDINGS
   ----------------------                  --------------------
  [PIE CHART APPEARS HERE]
          Waste                         California Educational Financing -
            9%                          Pomona College

      Transportation                    California Health Financing -
           12%                          Sutter Hospital

     Certificates of                    Riverside County Electric
      Participation
            4%                          San Diego Regional Transportation
                                        Commission
         Prisons
            3%

          Water
            7%

        Education
           14%

          Power
           20%

   General Obligations
            8%

         Housing
            4%

      Miscellaneous
         Revenues
            9%

          Health
           10%

FUND MANAGER'S UPDATE


KENNEBEC EQUITY FUND

Common stocks performed well during the calender year third quarter owing to a combination of strongly growing corporate profits and declining interest rates. Practically all areas of the market were strong during this quarter, and particularly large gains were posted by the Technology and Financial sectors. In general, growth stocks outperformed their value counterparts during the calender year third quarter by a modest amount.

During the calender year third quarter, the Fund increased in assets from $17.8 million to $26.3 million. Cash as a percent of assets decreased from 25.9% to 18.6%.

The Fund continues to be overweighted in the Financial, Utility/REIT and Consumer Staple areas. In addition, we continue to be underweighted in the Energy, Manufacturing, Basic Industry and Technology sectors. During the calender year fourth quarter of 1995 we expect to reduce our cash position further and to focus on finding undervalued securities in the areas in which we are currently underexposed.

 PORTFOLIO HIGHLIGHTS AS OF SEPTEMBER 30, 1995

 Net Assets $26,291,318

 The Kennebec Equity Fund's investment objective is to provide investors with long-term capital appreciation. The Fund purchases both domestic and overseas stocks which offer low relative valuation multiples and a catalyst to reach normal valuation levels within a year. The portfolio managers seek value in both large and small capitalization stocks. Often, the smaller companies that are selected are overlooked, neglected or misunderstood by the vast majority of investors. Many of the larger capitalization opportunities tend to be companies that are contrarian in nature because they are involved in unglamorous, out-of-favor or mature industries. In addition, many of the stocks in the portfolio have undergone a major price correction prior to our purchase.

      SECTOR DIVERSIFICATION                    TOP TEN HOLDINGS
      ----------------------                    ----------------
          Manufacturing                      Bristol-Myers Squibb Co.
                6%                           Tenneco, Inc.
                                             Kroger Company
             Finance                         Philip Morris Companies
               17%                           American General Corp.
                                             Repsol, S.A.
           Health Care                       Boston Edison Company
               11%                           PPG Industries, Inc.
                                             BankAmerica Corporation
             Services                        Allstate Corporation
                4%

        Consumer Cyclical
                6%

              Energy
                6%

               Cash
               19%

         Consumer Staples
               12%

            Technology
                2%

          Basic Industry
                4%

         Utilities/REITS
               13%

MANAGEMENT OF THE FUNDS


THOMAS C. BOWDEN, C.F.A.
Vice President and Portfolio Manager (Equity Fund Co-Manager)
Mr. Bowden joined Kennebec Capital Management, Inc. in February 1995 after serving as Vice President and Portfolio Manager (Equity) with First Interstate Capital Management, Inc. (formerly San Diego Financial Capital Management, Inc.) for nine years. During that time, he worked in the areas of equity analysis, trading and portfolio management. In addition, Mr. Bowden was co-manager of the Pacifica Equity Value and Pacifica Balanced Mutual Funds, managing over $250 million in assets. During his tenure, he was involved in account management for individuals, corporations and foundations. Previously, Mr. Bowden was a Commercial Loan Officer with Bank of America for two years. He received his B.S. in Finance and Business Economics from the University of Southern California and an M.B.A. from the University of Chicago. He received his Chartered Financial Analyst designation in 1989. Mr. Bowden is also a member of the Financial Analysts Society of San Diego.

TED J. PIORKOWSKI, C.F.A.
Vice President and Portfolio Manager (U.S. Government & California Tax-Free
Fund)
Also joining Kennebec Capital Management, Inc. at its inception, Mr. Piorkowski was previously with First Interstate Capital Management, Inc. (formerly San Diego Financial Capital Management, Inc.) as Vice President and Portfolio Manager for six years. Mr. Piorkowski functioned as a fixed-income Portfolio Manager for Pacifica Mutual Funds, managing $350 million in assets. His responsibilities also included independent credit analysis and review, short-term liquidity management and individual issue management. He was also associated with San Diego Trust & Savings Bank as an Accounting Officer in the Comptrollers office for two years. Mr. Piorkowski received his B.S. in Finance and an M.B.A. from San Diego State University. He received his Chartered Financial Analyst designation in 1991 and is a member of the Financial Analysts Society of San Diego.

LEIF 0. SANCHEZ, C.F.A.
Vice President and Portfolio Manager (Equity Fund Co-Manager)
Mr. Sanchez joined Kennebec Capital Management, lnc. in February 1995 after ten years as Vice President and Portfolio Manager with First Interstate Capital Management, Inc. (formerly San Diego Financial Capital Management, Inc.) During that time he worked in the areas of equity analysis, trading and portfolio management. Most recently, he was Co-Manager of the Pacifica Equity Value and Pacifica Balanced Mutual Funds, managing over $250 million in assets. He was also involved in the management of accounts for individuals, corporations and foundations. Mr. Sanchez received a B.A. in Engineering from Harvard College in Cambridge, Massachusetts and obtained his Chartered Financial Analyst designation in 1989. Mr. Sanchez is also a member of the Financial Analysts Society of San Diego.

TRUSTEES AND OFFICERS


      KENNEBEC FUNDS

BOARD OF TRUSTEES

HARLEY K. SEFTON*            Chairman of the Board; Chairman, President and
                             Chief Executive Officer, Kennebec Capital
                             Management, Inc.

W. ROBERT ALEXANDER*         Chairman and Chief Executive Officer, ALPS Mutual
                             Funds Services, Inc.

GRACE EVANS CHERASHORE       Chief Executive Officer, Bahia and Catamaran
                             Hotels. Member of the Audit Committee and the Nominating Committee.

GORDON T. FROST, JR.         President and General Manager, Frost Hardwood
                             Lumber Company. Member of the Audit Committee and the Nominating Committee.

* Trustee is considered an "interested person" of the Trust as that term is defined in the Investment Company Act of 1940.


OFFICERS

HARLEY K. SEFTON          Chairman of the Board and President

THOMAS C. BOWDEN          Senior Vice President

TED J. PIORKOWSKI         Senior Vice President

LEIF O. SANCHEZ           Senior Vice President

LANI CAPOSSERE            Vice President and Secretary

WILLIAM N. PASTON         Vice President and Treasurer

MARK A. POUGNET           Vice President, Assistant Secretary and Assistant
                          Treasurer

KENNEBEC U.S. GOVERNMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (Unaudited)

ASSETS
Investments, at value (cost-$17,730,072)
  -see accompanying statements                                $18,427,210
Cash                                                                  462
Interest receivable                                               303,196
Organizational costs, net of accumulated amortization              25,595
Prepaid expenses                                                    2,031
----------------------------------------------------------------------------
Total Assets                                                   18,758,494
----------------------------------------------------------------------------

LIABILITIES
Payables:
  Investment advisory fee                                           4,386
  Dividends                                                        86,857
  Other                                                            37,582
----------------------------------------------------------------------------
Total Liabilities                                                 128,825
----------------------------------------------------------------------------

NET ASSETS                                                    $18,629,669
============================================================================

COMPOSITION OF NET ASSETS
Paid-in capital                                               $17,897,731
Overdistributed net investment income                                 (36)
Accumulated net realized gain from investment transactions         34,836
Net unrealized appreciation of investments                        697,138
----------------------------------------------------------------------------

NET ASSETS                                                    $18,629,669
============================================================================


NET ASSET VALUE PER SHARE
Shares of beneficial interest outstanding                      1,488,693
----------------------------------------------------------------------------

Net asset value, offering, and redemption price per share         $12.51
============================================================================

See Notes to Financial Statements.

KENNEBEC U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
September 30, 1995 (Unaudited)


Face Value                                                                   Market Value*
----------                                                                   -------------
                                    CORPORATE BONDS  5.82%
------------------------------------------------------------------------------------------
                                    FINANCE  5.82%
------------------------------------------------------------------------------------------
    $ 500,000                       Lehman Brothers Holdings,
                                    8.75%, 05/15/02                            $   542,894
      500,000                       Salomon Inc, 9.25%, 05/01/01                   541,705
                                                                               -----------
TOTAL CORPORATE BONDS
  (Cost $1,033,846)                                                              1,084,599
                                                                               -----------
                                    MORTGAGE-BACKED SECURITIES  24.90%
------------------------------------------------------------------------------------------
      913,960                       Federal Home Loan Mortgage Corp,
                                    7.50%, 07/01/09                                930,810
    1,850,179                       Federal Home Loan Mortgage Corp,
                                    7.50%, 04/01/14                              1,871,140
      936,783                       Federal National Mortgage Association,
                                    7.00%, 05/01/14                                930,983
      881,327                       Federal National Mortgage Association,
                                    8.00%, 01/01/15                                905,342
                                                                               -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $4,583,694)                                                              4,638,275
                                                                               -----------
                                    U.S GOVERNMENT AGENCIES  7.92%
------------------------------------------------------------------------------------------
      500,000                       Federal Home Loan Mortgage Corp,
                                    8.625%, 11/29/04                               539,078
      875,000                       Federal Home Loan Mortgage Corp,
                                    8.53%, 02/02/05                                936,636
                                                                               -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $1,428,174)                                                              1,475,714
                                                                               -----------
                                    U.S. GOVERNMENT TREASURIES  57.58%
------------------------------------------------------------------------------------------
    1,000,000                       U.S. Treasury Bonds,
                                     7.25%, 05/15/16                             1,070,625
                                    U.S. Treasury Notes:
    2,000,000                        7.50%, 05/15/02                             2,151,872
    1,000,000                        7.25%, 08/15/04                             1,069,061
    1,000,000                        7.875%, 11/15/04                            1,113,436
    2,000,000                        7.50%, 02/15/05                             2,178,122
    2,000,000                        6.875%, 03/31/00                            2,066,250
    1,000,000                        7.75%, 02/15/01                             1,077,186
                                                                               -----------
TOTAL U.S. GOVERNMENT TREASURIES
  (Cost $10,182,288)                                                            10,726,552
                                                                               -----------

KENNEBEC U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
September 30, 1995 (Unaudited)(continued)

Face Value                                                    Market Value*
----------                                                    -------------
                    REPURCHASE AGREEMENT
                    COLLATERALIZED BY U.S.
                    GOVERNMENT OBLIGATIONS  2.69%
---------------------------------------------------------------------------
  $ 502,000         Repurchase agreement with
                    State Street Bank, 2.50%, dated
                    09/29/95 and maturing 10/02/95,
                    collateralized by U.S. Treasury
                    Bonds, 12.00%, due 08/15/13
                    with a value of $522,104                       $502,070

TOTAL REPURCHASE AGREEMENTS
  (Cost $502,070)                                                   502,070
                                                                -----------

TOTAL INVESTMENTS  (Cost $17,730,072)                   98.91%  $18,427,210

Other Assets in Excess of Liabilities                    1.09%      202,459
                                                     ----------------------

NET ASSETS                                             100.00%  $18,629,669
                                                     ----------------------

*See Note 1 to Financial Statements.

KENNEBEC U.S. GOVERNMENT FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 1995 (Unaudited)(1)

INVESTMENT INCOME
Interest                                                $  588,503
-------------------------------------------------------------------
Total Investment Income                                    588,503
-------------------------------------------------------------------

EXPENSES
Investment advisory fee                                     52,411
Administration                                              17,470
Fund accounting                                             15,107
Legal                                                        4,637
Audit                                                        8,007
Custodian                                                    7,286
Amortization of organization costs                           2,826
Transfer agency                                              3,300
Printing                                                     1,158
Insurance                                                    1,840
Registration                                                 6,037
Trustees fee                                                   990
Other                                                        3,037
-------------------------------------------------------------------

Total Expenses                                             124,106
-------------------------------------------------------------------

Expenses waived by:
   Investment advisor                                      (22,173)
   Administrator                                            (7,589)
-------------------------------------------------------------------

Net Expenses                                                94,344
-------------------------------------------------------------------

NET INVESTMENT INCOME                                      494,159
-------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions              34,836
-------------------------------------------------------------------

Unrealized appreciation of investments:
 Beginning of period                                             0
 End of period                                             697,138
-------------------------------------------------------------------

Net change in unrealized appreciation                      697,138
-------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            731,974
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $1,226,133
===================================================================

(1) Fund began operations on April 3, 1995.

See Notes to Financial Statements.

KENNEBEC U.S. GOVERNMENT FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                   For the Period Ended
                                                                                 September 30, 1995 (1)
                                                                                 ----------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                                       $   494,159
Net realized gain on investments                                                                 34,836
Net unrealized appreciation                                                                     697,138
-----------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                                          1,226,133

Dividends to shareholders from net investment income                                           (494,195)
-----------------------------------------------------------------------------------------------------------

Change in net assets derived from investment activities                                         731,938
-----------------------------------------------------------------------------------------------------------

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                                                                 17,860,147
Net asset value of shares issued to shareholders from reinvestment of dividends                   5,873
-----------------------------------------------------------------------------------------------------------

                                                                                             17,866,020
Cost of shares redeemed                                                                          (1,626)
-----------------------------------------------------------------------------------------------------------

Change in net assets from beneficial interest transactions                                   17,864,394
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                                   18,596,332

NET ASSETS:
Beginning of period                                                                              33,337 (2)
-----------------------------------------------------------------------------------------------------------

End of period (including overdistributed net investment income of $36).                     $18,629,669
===========================================================================================================

(1) Fund commenced operations April 3, 1995.
(2) Initial Capitalization.
See Notes to Financial Statements.

KENNEBEC U.S. GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the period indicated:                   For the Period Ended
                                                             September 30, 1995 (1)
                                                             ------------------------
Net asset value - beginning of period                                          12.00
-------------------------------------------------------------------------------------
Income from investment operations
Net investment income                                                           0.35
Net realized and unrealized gain on investments                                 0.51
-------------------------------------------------------------------------------------

Total income from investment operations                                         0.86
-------------------------------------------------------------------------------------

Dividends to shareholders from net investment income                           (0.35)
-------------------------------------------------------------------------------------

Net asset value - end of period                                                12.51
=====================================================================================

Total return                                                                    7.19%
=====================================================================================

Ratios/Supplemental Data:

Net assets, end of period (000)                                               18,630
-------------------------------------------------------------------------------------

Ratio of expenses to average net assets                                         1.09%(2)
-------------------------------------------------------------------------------------

Ratio of net investment income to average net assets                            5.69%(2)
-------------------------------------------------------------------------------------

Ratio of expenses to average net assets without fee waivers                     1.43%(2)
-------------------------------------------------------------------------------------

Ratio of net investment income to average net assets without fee waivers        5.35%(2)
-------------------------------------------------------------------------------------

Portfolio turnover rate (3)                                                    36.56%(2)
-------------------------------------------------------------------------------------

(1) Fund commenced operations April 3, 1995.
(2) Annualized
(3) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1995 were $19,332,045 and $2,121,922, respectively.

See Notes to Financial Statements.

KENNEBEC CALIFORNIA TAX FREE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (Unaudited)

ASSETS
Investments, at value (cost-$37,325,814)
 -see accompanying statements                                $37,661,866
Cash                                                              48,849
Interest receivable                                              765,394
Organizational costs, net of accumulated amortization             25,595
Prepaid expenses                                                   3,138
Due from Investment Advisor                                        2,884
---------------------------------------------------------------------------
Total Assets                                                  38,507,726
---------------------------------------------------------------------------


LIABILITIES
Payables:
   Dividends                                                     155,103
   Other                                                          52,534
---------------------------------------------------------------------------

Total Liabilities                                                207,637
---------------------------------------------------------------------------


NET ASSETS                                                   $38,300,089
===========================================================================


COMPOSITION OF NET ASSETS
Paid-in capital                                               $37,957,005
Overdistributed net investment income                                (157)
Accumulated net realized gain from investment transactions          7,189
Net unrealized appreciation of investments                        336,052
---------------------------------------------------------------------------

NET ASSETS                                                    $38,300,089
===========================================================================

Shares of beneficial interest outstanding                       3,164,576
---------------------------------------------------------------------------

Net asset value, offering, and redemption price per share          $12.10
===========================================================================

See Notes to Financial Statements.

KENNEBEC CALIFORNIA TAX FREE FUND
STATEMENT OF INVESTMENTS
September 30, 1995 (Unaudited)


                                                                        Bond Ratings       Market
Face Amount                                                              Moody's/S&P       Value*
-----------                                                             -------------------------
                       CERTIFICATE OF PARTICIPATION  3.96%
-------------------------------------------------------------------------------------------------
 $ 1,500,000           West Covina, California Hospital,
                       Certificate of Participation, 6.50%,
                       08/15/14, Callable 08/15/04 @ 102.00
                       (Cost $1,503,659)                                    A/A        $1,516,140
                                                                                       ----------
                       GENERAL OBLIGATION BONDS  7.84%
-------------------------------------------------------------------------------------------------
   1,325,000           California State, 6.25%, 04/01/08                   A1/A         1,418,956
   1,500,000           San Francisco City & County Public Safety,
                       6.50%, 06/15/08, Callable 06/15/01 @
                       100.00, FGIC                                     Aaa/AAA         1,583,775
                                                                                       ----------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $2,962,699)                                                                     3,002,731
                                                                                       ----------
                       LEASE REVENUE BONDS  3.94%
-------------------------------------------------------------------------------------------------
   1,000,000           California State Public Works-Department
                       of Corrections, 5.25%, 12/01/08, AMBAC           Aaa/AAA           989,620
     500,000           California State Public Works Board Univ,
                       6.625%, 10/01/10, Callable 10/01/02 @ 102.00        A/A-           518,675
                                                                                       ----------
TOTAL LEASE REVENUE BONDS
  (Cost $1,481,464)                                                                     1,508,295
                                                                                       ----------
                       REVENUE BONDS  82.59%
-------------------------------------------------------------------------------------------------
   1,500,000           California Educational Facilities Authorities,
                       Santa Clara, 6.25%, 02/01/16, Callable
                       02/01/02 @ 102.00                                  A1/NR         1,505,625
   1,690,000           California Educational Facilities-Pomona,
                       6.125%, 02/15/08, Callable 02/15/02 @ 102.00      Aa1/AA         1,747,409
   2,000,000           California Health Facilities Finance-Sutter,
                       7.00%, 01/01/09, Callable 01/01/99 @ 102.00,
                       MBIA                                             Aaa/AAA         2,179,800
   1,500,000           California Health Facilities-Scripps, 6.25%,
                       10/01/13, Callable 10/01/01 @ 102.00,
                       MBIA                                             Aaa/AAA         1,543,680
   1,460,000           California Housing Finance Agency, 5.95%,
                       08/01/14, Callable 08/01/05 @ 102.00,
                       MBIA                                             Aaa/AAA         1,433,924
   1,000,000           California State Water Resources, 6.125%,
                       12/01/13, Callable 12/01/01 @ 101.50               Aa/AA         1,009,980
   1,000,000           Fairfield-Suisun California Sewer, 6.25%,
                       05/01/16, Callable 05/01/01 @ 102.00,
                       MBIA                                             Aaa/AAA         1,024,770
   2,000,000           Los Angeles County Public Works Financing,
                       6.00%, 10/01/15, Callable 10/01/04 @ 102.00        Aa/AA         1,983,880

KENNEBEC CALIFORNIA TAX FREE FUND
STATEMENT OF INVESTMENTS
September 30, 1995 (Unaudited)(continued)


                                                                   Bond Ratings          Market
Face Amount                                                         Moody's/S&P          Value*
-----------                                                        ----------------------------
                    REVENUE BONDS  (CONTINUED)
-----------------------------------------------------------------------------------------------
 $1,000,000         Los Angeles Wastewater, 6.25%,
                    06/01/12, Callable 06/01/02 @ 102.00,
                    AMBAC                                               Aaa/AAA      $ 1,034,360
  1,500,000         M-S-R Public Power Agency, 6.00%,
                    07/01/20, Callable 07/01/03 @ 102.00,
                    AMBAC                                               Aaa/AAA        1,497,900
  1,500,000         Northern California Power Agency,
                    6.25%, 07/01/12, Callable 07/01/02 @
                    102.00, MBIA                                        Aaa/AAA        1,551,900
  2,000,000         Riverside California Electric, 6.00%,
                    10/01/15, Callable 10/01/01 @ 100.00                  Aa/A+        1,986,180
  1,215,000         Sacramento Municipal Utility District,
                    5.75%, 01/01/15, Callable 01/01/04 @
                    102.00, MBIA                                        Aaa/AAA        1,192,693
  1,500,000         San Diego County RTD, 5.00%, 04/01/07,
                    FGIC                                                Aaa/AAA        1,465,380
  1,650,000         San Francisco Airport, 6.30%, 05/01/11,
                    Callable 05/01/02 @ 102.00, AMBAC                   Aaa/AAA        1,718,640
  1,500,000         San Francisco Bay Area Rapid Transit,
                    5.50%, 07/01/15, Callable 07/01/05 @
                    101.00, FGIC                                        Aaa/AAA        1,434,585
  1,500,000         San Francisco Port Commission, 5.90%,
                    07/01/09, Callable 07/01/04 @ 102.00                 A/BBB+        1,502,790
  1,500,000         San Francisco P.U.C. Water, 6.00%, 11/01/15,
                    Callable 11/01/02 @ 100.00                            Aa/AA        1,500,750
  1,500,000         Southern California Public Power Authority,
                    6.125%, 07/01/18, Callable 07/01/02 @ 102.00          Aa/A+        1,503,345
  1,300,000         Sunnyvale California Financing Authority,
                    6.30%, 10/01/17, Callable 10/01/00 @ 102.00,
                    MBIA                                                Aaa/AAA        1,333,969
  1,500,000         University of California Regents, 6.30%,
                    09/01/15, Callable 09/01/03 @ 102.00                  NR/A-        1,483,140
                                                                                     -----------
TOTAL REVENUE BONDS
  (Cost $31,377,992)                                                                  31,634,700
                                                                                     -----------
TOTAL INVESTMENTS
  (Cost $37,325,814)                                                     98.33%      $37,661,866

Other Assets in Excess of Liabilities                                     1.67%          638,223
                                                                        ------------------------

NET ASSETS                                                              100.00%      $38,300,089
                                                                        ========================

*See Note 1 to Financial Statements

KENNEBEC CALIFORNIA TAX-FREE FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 1995 (Unaudited)(1)

INVESTMENT INCOME
Interest                                                $1,023,905
-------------------------------------------------------------------
Total Investment Income                                  1,023,905
-------------------------------------------------------------------

EXPENSES
Investment advisory fee                                    107,603
Administration                                              35,868
Fund accounting                                             15,107
Legal                                                        5,683
Audit                                                        8,008
Custodian                                                   11,564
Amortization of organization costs                           2,826
Transfer agency                                              3,964
Printing                                                     1,419
Insurance                                                    3,217
Registration                                                 9,617
Trustees fee                                                 1,269
Other                                                        6,185
-------------------------------------------------------------------

Total Expenses                                             212,330
-------------------------------------------------------------------

Expenses waived by:
   Investment advisor                                      (51,440)
   Administrator                                           (15,671)
-------------------------------------------------------------------

Net Expenses                                               145,219
-------------------------------------------------------------------

NET INVESTMENT INCOME                                      878,686
-------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions               7,189
-------------------------------------------------------------------

Unrealized appreciation of investments:
 Beginning of period                                             0
 End of period                                             336,052
-------------------------------------------------------------------

Net change in unrealized appreciation                      336,052
-------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            343,241
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $1,221,927
===================================================================

(1) Fund began operations on April 3, 1995.

See Notes to Financial Statements.

KENNEBEC CALIFORNIA TAX FREE FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                         For the Period Ended
                                                                        September 30, 1995 (1)
                                                                        ----------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                              $   878,686
Net realized gain on investments                                                         7,189
Net unrealized appreciation                                                            336,052
----------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                                 1,221,927

Dividends to shareholders from net investment income                                  (878,843)
----------------------------------------------------------------------------------------------

Change in net assets derived from investment activities                                343,084
----------------------------------------------------------------------------------------------


FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                                                        38,130,522
Net asset value of shares issued to shareholders from reinvestment of dividends          3,189
----------------------------------------------------------------------------------------------

                                                                                    38,133,711
Cost of shares redeemed                                                               (210,043)
----------------------------------------------------------------------------------------------

Change in net assets from beneficial interest transactions                          37,923,668
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                          38,266,752

NET ASSETS:
Beginning of period                                                                     33,337 (2)
----------------------------------------------------------------------------------------------


End of period (including overdistributed net investment income of $157)            $38,300,089
==============================================================================================

(1) Fund commenced operations April 3, 1995.
(2) Initial Capitalization.
See Notes to Financial Statements.

KENNEBEC CALIFORNIA TAX-FREE FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the period indicated:                          For the Period Ended
                                                                     September 30, 1995 (1)
                                                                     ------------------------

Net asset value - beginning of period                                                  12.00
---------------------------------------------------------------------------------------------

Income from investment operations
Net investment income                                                                   0.29
Net realized and unrealized gain on investments                                         0.10
---------------------------------------------------------------------------------------------

Total income from investment operations                                                 0.39
---------------------------------------------------------------------------------------------

Dividends to shareholders from net investment income                                   (0.29)
---------------------------------------------------------------------------------------------

Net asset value - end of period                                                        12.10
=============================================================================================

Total return                                                                            3.28%
=============================================================================================

Ratios/Supplemental Data:

Net assets, end of period (000)                                                       38,300
---------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                                                 0.81%(2)
---------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets                                    4.93%(2)
---------------------------------------------------------------------------------------------

Ratio of expenses to average net assets without fee waivers                             1.19%(2)
---------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets without fee waivers                4.55%(2)
---------------------------------------------------------------------------------------------

Portfolio turnover rate (3)                                                           147.98%(2)
---------------------------------------------------------------------------------------------

(1) Fund commenced operations April 3, 1995.
(2) Annualized
(3) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1995 were $64,450,216 and $26,935,185, respectively.

See Notes to Financial Statements.

KENNEBEC EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (Unaudited)

ASSETS
Investments, at value (cost-$24,159,066)
 -see accompanying statements                                  $26,598,043
Cash                                                                   734
Receivables:
   Investments sold                                                519,778
   Dividends                                                        54,459
Organizational costs, net of accumulated amortization               25,595
Prepaid expenses                                                     1,862
------------------------------------------------------------------------------

Total Assets                                                    27,200,471
------------------------------------------------------------------------------


LIABILITIES
Payables:
   Investments purchased                                           853,075
   Investment advisory fee                                          16,189
   Other                                                            39,889
------------------------------------------------------------------------------

Total Liabilities                                                  909,153
------------------------------------------------------------------------------


NET ASSETS                                                     $26,291,318
==============================================================================


COMPOSITION OF NET ASSETS
Paid-in capital                                                $23,968,693
Undistributed net investment income                                 24,010
Accumulated net realized loss from investment transactions        (140,362)
Net unrealized appreciation of investments                       2,438,977
------------------------------------------------------------------------------

NET ASSETS                                                     $26,291,318
==============================================================================


Shares of beneficial interest outstanding                        1,957,149
------------------------------------------------------------------------------

Net asset value, offering, and redemption price per share           $13.43
==============================================================================

See Notes to Financial Statements.

KENNEBEC EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 1995 (Unaudited)


Shares                                               Market Value*
------                                               -------------
             COMMON STOCKS  81.38%
------------------------------------------------------------------
             CONSUMER CYCLICALS  6.52%
------------------------------------------------------------------
  8,500      Dillard Department Stores                  $  270,937
  5,000      J.C. Penney Company Inc                       248,125
  6,200      May Department Stores                         271,250
 20,000      Rhodes Inc **                                 230,000
  8,600      Sears Roebuck & Co                            317,125
 20,000      Waban Inc **                                  377,500
                                                        ----------
                                                         1,714,937
                                                        ----------
             CONSUMER STAPLES  12.35%
------------------------------------------------------------------
 23,200      American Stores Co                            658,300
 15,500      Eckerd Corp **                                620,000
 31,500      Kroger Co **                                1,074,938
 10,700      Philip Morris Companies Inc                   893,450
                                                        ----------
                                                         3,246,688
                                                        ----------
             SERVICES  3.64%
------------------------------------------------------------------
 35,000      Mail-Well **                                  472,500
 19,100      Ryder System Inc                              484,663
                                                        ----------
                                                           957,163
                                                        ----------
             HEALTH CARE  10.94%
------------------------------------------------------------------
 17,900      Bristol-Myers Squibb Co                     1,304,462
 13,000      Foundation Health Corp **                     495,625
 14,000      Integrated Health Service                     395,500
 10,000      Pacificare Health Systems - Cl. B **          680,000
                                                        ----------
                                                         2,875,587
                                                        ----------
             BASIC INDUSTRY  4.52%
------------------------------------------------------------------
 15,000      PPG Industries                                697,500
 20,000      Wellman Inc                                   490,000
                                                        ----------
                                                         1,187,500
                                                        ----------
             MANUFACTURING  6.48%
------------------------------------------------------------------
 14,000      Echlin Inc                                    500,500
 26,000      Tenneco Inc                                 1,202,500
                                                        ----------
                                                         1,703,000
                                                        ----------
             TECHNOLOGY  1.79%
------------------------------------------------------------------
  5,000      International Business Machines               471,875
                                                        ----------

KENNEBEC EQUITY FUND
STATEMENT OF INVESTMENTS
September 30, 1995 (Unaudited)(continued)


Shares                                                                      Market Value*
------                                                                      -------------
                    ENERGY  5.72%
-----------------------------------------------------------------------------------------
 17,000             Nuevo Energy Co **                                        $   382,500
 25,000             Repsol S.A.- ADR                                              793,750
 36,000             Swift Energy Co **                                            328,500
                                                                              -----------
                                                                                1,504,750
                                                                              -----------
                    FINANCE  16.57%
-----------------------------------------------------------------------------------------
 23,700             Allmerica Property & Casualty                                 565,837
 19,264             Allstate Corp                                                 681,464
 21,500             American General Corp                                         803,562
 11,400             BankAmerica Corp                                              682,575
  7,000             Chemical Banking Corp                                         426,125
  6,600             Citicorp                                                      466,950
  6,100             Nationsbank Corp                                              410,225
 30,000             Sovereign Bancorp Inc                                         320,625
                                                                              -----------
                                                                                4,357,363
                                                                              -----------
                    UTILITIES/REITS  12.85%
-----------------------------------------------------------------------------------------
 27,000             Boston Edison Co                                              742,500
 16,500             Detroit Edison Co                                             532,125
 21,700             Entergy Corp                                                  566,913
 45,000             Equity Inns Inc                                               528,750
 15,000             Reckson Associates Realty Corp                                397,500
 41,000             Westcoast Energy Inc                                          609,875
                                                                              -----------
                                                                                3,377,663
                                                                              -----------
TOTAL COMMON STOCKS
 (Cost $18,957,549)                                                            21,396,526
                                                                              -----------

Face Amount
-----------
                    REPURCHASE AGREEMENT COLLATERALIZED
                    BY U.S. GOVERNMENT OBLIGATIONS  19.79%
-----------------------------------------------------------------------------------------
 $ 5,200,000        Repurchase agreement with State Street Bank, 5.25%,
                    dated 9/29/95 and maturing 10/2/95, collateralized
                    by U.S. Treasury Bonds, 12.00%, due 8/15/2013 with
                    a value of 5,414,966
                    (Cost $5,201,517)                                           5,201,517
                                                                              -----------
TOTAL INVESTMENTS
  (Cost $24,159,066)                                            101.17%       $26,598,043

Liabilities in Excess of Other Assets                            (1.17%)         (306,725)
                                                              ---------------------------
NET ASSETS                                                      100.00%       $26,291,318
                                                              ---------------------------

* See Note 1 to Financial Statements.
**Denotes non-income producing security.

KENNEBEC EQUITY FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 1995 (Unaudited) (1)

INVESTMENT INCOME
Dividends                                               $  188,298
Interest                                                   150,996
--------------------------------------------------------------------

Total Investment Income                                 $  339,294
--------------------------------------------------------------------

EXPENSES
Investment advisory fee                                     95,364
Administration                                              19,020
Fund accounting                                             15,252
Legal                                                        4,736
Audit                                                        8,095
Custodian                                                    7,888
Amortization of organization costs                           2,826
Transfer agency                                              3,256
Printing                                                     1,183
Insurance                                                    1,813
Registration                                                 6,290
Trustees fee                                                 1,017
Other                                                        3,062
--------------------------------------------------------------------

Total Expenses                                             169,802
--------------------------------------------------------------------

Expenses waived by:
   Investment advisor                                       (6,029)
   Administrator                                            (7,835)
--------------------------------------------------------------------

Net Expenses                                               155,938

NET INVESTMENT INCOME                                      183,356
--------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investment transactions            (140,362)
--------------------------------------------------------------------

Unrealized appreciation of investments:
 Beginning of period                                             0
 End of period                                           2,438,977
--------------------------------------------------------------------

Net change in unrealized appreciation                    2,438,977
--------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS          2,298,615
--------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $2,481,971
====================================================================

(1) Fund began operations April 3, 1995.

See Notes to Financial Statements.

KENNEBEC EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                          For the Period Ended
                                                                        September 30, 1995 (1)
                                                                        ----------------------

FROM INVESTMENT ACTIVITIES
Net investment income                                                              $   183,356
Net realized loss on investments                                                      (140,362)
Net unrealized appreciation                                                          2,438,977
-------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations                                 2,481,971
-------------------------------------------------------------------------------------------------

Dividends to shareholders from net investment income                                  (159,346)
-------------------------------------------------------------------------------------------------

Change in net assets derived from investment activities                              2,322,625
-------------------------------------------------------------------------------------------------


FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                                                        23,930,061
Net asset value of shares issued to shareholders from reinvestment of dividends         13,322
-------------------------------------------------------------------------------------------------

                                                                                    23,943,383

Cost of shares redeemed                                                                 (8,016)
-------------------------------------------------------------------------------------------------

Change in net assets from beneficial interest transactions                          23,935,367
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                          26,257,992

NET ASSETS:
Beginning of period                                                                     33,326 (2)
-------------------------------------------------------------------------------------------------

End of period (including undistributed net investment income of $24,010)           $26,291,318
=================================================================================================

(1) Fund began operations April 3, 1995.
(2) Initial Capitalization.
See Notes to Financial Statements.

KENNEBEC EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the period indicated:                   For the Period Ended
                                                             September 30, 1995 (1)
                                                             ----------------------

Net asset value - beginning of period                                        12.00
-----------------------------------------------------------------------------------

Income from investment operations
Net investment income                                                         0.11
Net realized and unrealized gain on investments                               1.42
-----------------------------------------------------------------------------------

Total income from investment operations                                       1.53
-----------------------------------------------------------------------------------

Dividends to shareholders from net investment income                         (0.10)
-----------------------------------------------------------------------------------


Net asset value - end of period                                              13.43
===================================================================================


Total return                                                                 12.80%
===================================================================================


Ratios/Supplemental Data:

Net assets, end of period (000)                                             26,291
-----------------------------------------------------------------------------------

Ratio of expenses to average net assets                                       1.64%(2)
-----------------------------------------------------------------------------------

Ratio of net investment income to average net assets                          1.93%(2)
-----------------------------------------------------------------------------------

Ratio of expenses to average net assets without fee waivers                   1.79%(2)
-----------------------------------------------------------------------------------

Ratio of net investment income to average net assets without fee waivers      1.78%(2)
-----------------------------------------------------------------------------------

Portfolio turnover rate (3)                                                  52.05%(2)
-----------------------------------------------------------------------------------

(1) Fund began operations April 3, 1995.
(2) Annualized
(3) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity date of one year or less at the time of acquisition for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 1995 were $22,968,962 and $3,871,035, respectively.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Kennebec Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the U.S. Government Fund, California Tax-Free Fund and Equity Fund (the "Funds"), are represented by a separate class of shares of beneficial interest of the Trust, which is organized as a Delaware business trust.

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATION: Securities of the Funds are valued at 4:15 p.m. (EST) on each day the New York Stock Exchange is open for trading. The Funds' investments are valued at the last sales price of the day. If there has been no sales since the immediately previous valuation, then the current bid price is used. Where market quotations are not readily available, a fair market value is determined in good faith by or under the direction of the Board of Trustees. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

  FEDERAL INCOME TAXES: It is the Funds' policy to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no Federal Income Tax provision is required.

  ORGANIZATION COSTS: Each of the Funds have deferred certain organizational costs of $28,421. Such costs are being amortized over a 60 month period from the commencement of operations.

  REPURCHASE AGREEMENTS: The custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least 100% of the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and retention of the collateral may be subject to legal proceedings.

  INTEREST AND DIVIDEND INCOME: Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Dividend income is recorded on the ex-dividend date.

  OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). The Equity Fund will distribute net investment income quarterly. The U.S. Government and California Tax-Free Funds' will declare and pay dividends from net investment income daily and monthly, respectively. Distributions of net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for Federal Income Tax purposes.

2.  SHARES OF BENEFICIAL INTEREST

  On September 30, 1995 there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the period April 3, 1995 to September 30, 1995 were as follows:

====================================================================================
                       U.S. GOVERNMENT FUND   CALIFORNIA TAX-FREE FUND   EQUITY FUND
====================================================================================

  SHARES SOLD                     1,485,574                  3,179,199     1,953,942
------------------------------------------------------------------------------------

  SHARES REINVESTED                     472                        265         1,044
------------------------------------------------------------------------------------

  TOTAL                           1,486,046                  3,179,464     1,954,986
------------------------------------------------------------------------------------

  SHARES REDEEMED                      (131)                   (17,666)         (614)
====================================================================================

  NET INCREASE                    1,485,915                  3,161,798     1,954,372
====================================================================================

3. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

  The Funds have entered into an Investment Advisory Agreement with Kennebec Capital Management, Inc. Pursuant to its advisory agreement with the Funds, the Investment Advisor is entitled to an advisory fee, computed daily and payable monthly at an annual rate of .60%, .60% and 1.00% of the average net assets for the U.S. Government Fund, California Tax-Free Fund and Equity Fund, respectively. Kennebec Capital Management, Inc. voluntarily waived a portion of its advisory fee for the period ended September 30, 1995. Mr. Harley K. Sefton, President and CEO of the Investment Advisor, is responsible for the day to day management of the Funds. As of September 30, 1995, Mr. Sefton and his affiliates possessed 94%, 85% and 89% of the U.S. Government, California Tax-Free and Equity Funds' shares outstanding, respectively.

  The Funds entered into an Administrative Services Contract with Furman Selz at the inception of the Funds. On August 13, 1995, Furman Selz resigned as Administrator and was succeeded by ALPS Mutual Funds Services, Inc. ("ALPS") which has provided administrative services through September 30, 1995. The administrator is entitled to receive a fee from the Funds for its services computed daily and payable monthly, at an annual rate of .20% of each Fund's average daily net assets. Both Furman Selz and ALPS voluntarily waived a portion of the administration fee for the period April 3, 1995 through August 13, 1995 and August 14, 1995 through September 30, 1995, respectively. Furman Selz and ALPS, as Administrators for the relevant periods, assisted in each of the Fund's administration and operations, including providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Fund.

4.  UNREALIZED GAINS AND LOSSES ON INVESTMENTS

    As of September 30, 1995:

                                                       U.S.         California      Equity
                                                  Government Fund  Tax-Free Fund     Fund
                                                  ---------------  -------------   ---------

Gross Appreciation (excess of value over cost)         697,138        418,909      2,501,945

Gross Depreciation (excess of cost over value)               0        (82,857)       (62,968)
--------------------------------------------------------------------------------------------

Net Unrealized Appreciation                            697,138        336,052      2,438,977
============================================================================================

KENNEBEC FUNDS


U.S. GOVERNMENT FUND

The Kennebec U.S. Government Fund's investment objective is to provide investors with as high a level of current income as is consistent with preservation of capital. The Fund pursues this objective in a consistently prudent and diverse manner. The Fund is an intermediate bond fund and will have an average maturity between 5 and 10 years. At all times the Fund will have a minimum of 65% of its assets in U.S. Government or U.S. Government Agency securities.

CALIFORNIA TAX-FREE FUND

The Kennebec California Tax-Free Fund's investment objective is to provide investors with as high a level of current income, exempt from both Federal and California state personal income taxes, as is consistent with the preservation of capital. The Fund will have an average maturity of 10 or more years. The Fund generally will not purchase bond issues subject to the Alternative Minimum Tax.

EQUITY FUND

The Kennebec Equity Fund's objective is to provide investors with long-term capital appreciation. The Fund pursues this objective by investing primarily in common stocks of both domestic and foreign companies. The Fund may invest in large, well-established companies and smaller companies with market capitalization exceeding $50 million. Income generation is a secondary consideration for the Fund. However, the Fund may purchase dividend paying stocks of particular issuers when the issuer's dividend record may, in the Adviser's opinion, have a favorable influence on the market value of the securities.

INVESTMENT ADVISOR                                   [KENNEBEC LOGO]
[KENNEBEC LOGO]                                      Kennebec Funds
Kennebec Capital
Management, Inc.
4370 La Jolla Village Drive                         Semi-Annual Report
Suite 400                                           September 30, 1995
San Diego, California  92122

ADMINISTRATOR, SPONSOR AND DISTRIBUTOR
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 2700
Denver, Colorado  80202

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8521
Boston, Massachusetts  02266-8521

COUNSEL
Baker & McKenzie
805 Third Avenue, 30th Floor
New York, New York  10022

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
950 Seventeenth Street
Suite 2500
Denver, Colorado  80202

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                                                 [_] U.S. GOVERNMENT FUND
THESE FUNDS ARE NOT INSURED BY KENNEBEC
CAPITAL MANAGEMENT, THE FDIC OR ANY OTHER        [_] CALIFORNIA TAX-FREE FUND
INSURER.
                                                 [_] EQUITY FUND
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